Formation transactions and Initial Public Offering (Details Textual) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014
Formation Transactions and Initial Public Offering [Line Items]
Proceeds from Issuance Initial Public Offering	$ 203,500,000		$ 203,467,000	$ 0	$ 0
Cash Available for Distributions						43,500,000
Gross Proceeds From Initial Public offering	220,800,000
Net Cash Proceeds Retained From Initial Public offering	20,000,000
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375	$ 1.35
Payments to Fund Long-term Loans to Related Parties	140,000,000
Related Party Transaction, Rate			5.88%
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners' Capital Account, Units Issued	11,040,000					11,040,000
Exercise Of Option, Additional Common Units	1,440,000
Proceeds from Issuance Initial Public Offering	203,467,000
Percentage of Partnership Interest						42.00%
Gross Proceeds From Initial Public offering	220,800,000
Net Cash Proceeds Retained From Initial Public offering	20,000,000
Sale of Stock, Price Per Share						$ 20.00
Payments to Fund Long-term Loans to Related Parties	140,000,000
Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partnership Contribution On Promissory Note Receivables And Accrued Interest						40,000,000
Limited Partners' Capital Account, Units Outstanding						2,116,060
Percentage of incentive distribution rights						100.00%
Limited Partners' Capital Account, Units Issued	2,116,060
Percentage of Partnership Interest						58.00%
Incentive Distribution Right Target Distribution Per Unit						$ 0.388125
Hoegh LNG Holdings Ltd [Member] | Subordinated Unit [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners' Capital Account, Units Outstanding						13,156,060
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Formation Transactions and Initial Public Offering [Line Items]
Percentage of Partnership Interest	58.00%
Revolving Credit Facility [Member] | Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000,000